Intangible Assets, Net - Schedule of Annual Estimated Amortization Expenses for Acquired Intangible Assets (Detail) - Trademarks [Member] ¥ in Thousands	Dec. 31, 2016 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
2017	¥ 4,577
2018	4,577
2019	4,573
2020	4,554
2021	¥ 4,554